                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20549

 [Adopted in Release No. 34-14852, (S81,610). June 15, 1978. 43 F. R. --.]
                  Report for the Quarter Ended March 31, 1999
                                               ---------   --

                              ------------------
               (Please read instructions before preparing form)
                              ------------------

                      If amended report check here:  [_]


Name of Institutional Investment Manager:

      MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION
      ------------------------------------------------

Business Address:

Street  320 Park Avenue           City  N.Y.    State  N.Y.    Zip  10022
        ------------------------        ------         ------       -----

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

 Richard J. Ciecka, (212) 224-1555, President & Chief Executive Officer
--------------------------------------------------------------------------------
ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations.  See 18 U. S. C. 1001 and 15 U. S. C. 78ff(a).
--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 29th day of
                             --------              --------        ----
April, 1999.
------   --
                                MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION (Name of Institutional Investment Manager)
                                /s/ Richard J. Ciecka
                                -------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

    13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
------------------------  -------------  ------------------------  -------------
1. .01 MUTUAL OF AMERICA                 8.
------------------------  -------------  ------------------------  -------------
2.     LIFE INSURANCE COMPANY            9.
------------------------  -------------  ------------------------  -------------
3.                                       10.
------------------------  -------------  ------------------------  -------------
4.                                       11.
------------------------  -------------  ------------------------  -------------
5.                                       12.
------------------------  -------------  ------------------------  -------------
6.                                       13.
------------------------  -------------  ------------------------  -------------
7.                                       14.
------------------------  -------------  ------------------------  -------------
                                                                        SEC-1685

NOTE: The following applies to all information on attached schedule:
      1.  Entity named in .01 is the parent of the manager listed above.
      2.  Sole voting authority is held by the manager listed above.
          ----

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20549

 [Adopted in Release No. 34-14852, ((S) 81,610). June 15, 1978. 43 F. R. --.]
                  Report for the Quarter Ended March 31, 1999
                                               ---------   --

                              ------------------
               (Please read instructions before preparing form)
                              ------------------

                      If amended report check here:  [_]


Name of Institutional Investment Manager:

      MUTUAL OF AMERICA LIFE INSURANCE COMPANY
      ------------------------------------------------

Business Address:

Street  320 Park Avenue           City  N.Y.    State  N.Y.    Zip  10022
        ------------------------        ------         ------       -----

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

 Manfred Altstadt, (212) 224-1543, Senior Executive Vice President and Chief Financial Officer
--------------------------------------------------------------------------------
ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations.  See 18 U. S. C. 1001 and 15 U. S. C. 78ff(a).
--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 29th day of
                             --------              --------        ----
April, 1999.
------   --
                                MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                (Name of Institutional Investment Manager)
                                /s/ Manfred Altstadt
                                -------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

    13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
------------------------  -------------  ------------------------  -------------
1.                                       8.
------------------------  -------------  ------------------------  -------------
2.                                       9.
------------------------  -------------  ------------------------  -------------
3.                                       10.
------------------------  -------------  ------------------------  -------------
4.                                       11.
------------------------  -------------  ------------------------  -------------
5.                                       12.
------------------------  -------------  ------------------------  -------------
6.                                       13.
------------------------  -------------  ------------------------  -------------
7.                                       14.
------------------------  -------------  ------------------------  -------------
                                                                        SEC-1685

NOTE: For information purposes only. Mutual of America Capital Management
      Corporation has filed on behalf of Mutual of America Life Insurance Company, its parent corporation.

Thursday, April 29, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending March 31, 1999                                                                                  04:35 PM

   Name of Reporting Manager:   Mutual of America Capital Management


         CUSIP            Ticker    Issuer                                        Holdings              Price       Market Value
        Equities
        001944107          ARM      ARM Financial Group A                           60,500            14.8125         896,156.25
        001957109           T       AT&T Corp                                       35,500            79.8125       2,833,343.75

        001957208         LMG/A     AT&T Corp                                       50,000            52.6250       2,631,250.00
        008117103          AET      AETNA INC                                       24,200            83.0000       2,008,600.00
        013817101           AA      Alcoa Inc                                       13,200            41.1875         543,675.06

        014753AD9          ALXN     Alexion Pharmaceuticals Inc.                   250,000             7.9000       1,975,000.00
        021441100          ALTR     Altera Corp                                     68,100            59.5000       4,051,950.00
        02364J104          AOL      America Online Inc                              19,000           146.0000       2,774,000.00

        025816109          AXP      American Express                                15,000           117.5000       1,762,500.00
        026351106          AGC      American General Corp                           40,600            70.5000       2,862,300.11
        026609107          AHP      American Home Products                          28,800            65.2500       1,879,200.00

        026874107          AIG      American International Group                    24,400           120.6250       2,943,250.05
        030096101          ASC      American Stores Co                              67,200            33.0000       2,217,600.00
        030789507          AMES     Ames Department Stores                         149,700            37.1250       5,557,612.50

        031162100          AMGN     Amgen, Inc.                                     20,000            74.8750       1,497,500.00
        034603100          NSTA     Anesta Corp                                    137,800            22.5625       3,109,112.50
        035229103          BUD      Anheuser-Busch Cos., Inc.                       46,900            76.1875       3,573,193.83

        037604105          APOL     Apollo Group A                                  44,000            29.8750       1,314,500.00
        038225108          APW      Applied Power                                   59,500            27.2500       1,621,375.00
        03822W109          AMCC     Applied Micro                                   77,500            42.7500       3,313,125.00

        039793104          ARI      Arden Realty Group                              58,500            22.2500       1,301,625.00
        048396105          ACAI     Atlantic Coast Air                             129,200            28.1250       3,633,750.00
        055921100          BMCS     BMC Software Inc                                64,000            37.0625       2,372,000.06

        06423A103          ONE      Bank One Columbus Ohio                          22,400            55.0625       1,233,400.10
        06605F102          BAC      BankAmerica Corp.                               34,800            70.6250       2,457,750.11
        068480201          BRR      Barrett Resources Corp                         135,000            25.0625       3,383,437.50

        077853109          BEL      Bell Atlantic Corp.                             66,400            51.6875       3,432,050.07
        09643P108          BTH      Blyth Industrites                               40,000            23.6250         945,000.00
        110122108          BMY      Bristol-Myers Squibb Co.                        38,800            64.3125       2,495,325.01

        12189T104          BNI      Burlington North Sante Fe                       19,300            32.8750         634,487.63
        125509109           CI      CIGNA Corp                                      40,300            83.8125       3,377,643.90
        12612W104          CNF      CNF Transportation, Inc.                        54,800            37.8125       2,072,125.00

        126349109          CSGS     CSG Systems International                       77,000            39.4375       3,036,687.50
        127055101          CBT      Cabot Corp                                      54,000            21.2500       1,147,500.00
        14743R103          CSE      Case Corporation                                19,048            25.3750         483,343.70

        152342101          CNTO     Centocor Inc                                    40,000            37.0000       1,480,000.00
        16161A108          CMB      Chase Manhattan Corp                            42,100            81.3125       3,423,256.33
        168228104          CTZ      Chicago Title                                   30,200            36.3750       1,098,525.00

        171794100          CER      Cilcorp Inc                                      8,600            60.0625         516,537.50
        172474108          CIN      Cinergy Corp                                    13,500            27.5000         371,250.00
        17275R102          CSCO     Cisco Systems, Inc.                             32,900           109.5625       3,604,606.28

        172967101           C       CitiGroup Inc                                   44,600            63.8750       2,848,825.04
        191216100           KO      Coca-Cola Co.                                   49,300            61.3750       3,025,787.55
        197677107          COL      Columbia/HCA Healthcare Corp.                   53,600            18.9375       1,015,050.19

        200300200         CMCSK     Comcast Corp-Spl                                47,700            62.9375       3,002,118.85
        200340107          CMA      Comerica, Inc.                                  10,000            62.4375         624,375.06
        202800108          CES      Commonwealth Energy Systems                     12,900            38.0000         490,200.00

        20449H109          CBSS     Compass Bancshares                              42,000            34.5000       1,449,000.00
        208464107          CNC      Conseco, Inc.                                   19,700            30.8750         608,237.67
        209341106          CGX      Cons Graphics                                   60,000            57.7500       3,465,000.00

        210149100          CNS      Consolidated Stores Corp.                       55,100            30.3125       1,670,219.53
        216640102          CAM      Cooper Cameron                                  70,000            33.8750       2,371,250.00
        219350105          GLW      Corning Inc                                     32,900            60.0000       1,974,000.00

Thursday, April 29, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending March 31, 1999                                                                                  04:35 PM

   Name of Reporting Manager:   Mutual of America Capital Management


          CUSIP           Ticker    Issuer                                        Holdings              Price       Market Value
        22160Q102          COST     Costco Companies                                37,600            91.5625       3,442,750.05
        222372104          CCR      Countrywide Credit Industries                   15,300            37.5000         573,750.00

        22284P105          CVTI     Covenant Trans-A                                61,600            14.8750         916,300.00
        229899109          CFR      Cullen/Frost                                    21,600            47.9375       1,035,450.00
        233331107          DTE      DTE Energy Co.                                  19,100            38.4375         734,156.35

        239753106           DH      Dayton Hudson Corp                              25,500            66.6250       1,698,937.66
        247025109          DELL     Dell Computer Corp.                             49,000            40.8750       2,002,875.00
        251799102          DVN      Devon Energy Company                           105,200            27.5625       2,899,575.00

        254546104          DNEX     Dionex Corporation                              35,700            37.7500       1,347,675.00
        254687106          DIS      Disney (Walt) Co                                43,500            31.1250       1,353,937.62
        256747106          DLTR     Dollar Tree Store                               93,100            30.9375       2,880,281.25

        263534109           DD      Du Pont (E.I.) De Nemours                       65,000            58.0625       3,774,062.74
        264399106          DUK      Duke Energy Corp.                               13,700            54.6250         748,362.62
        26613X101          DPMI     Dupont Photomasks Inc                           20,000            39.6250         792,500.00

        26632S109          DURA     Dura Pharmaceuticals                           269,500            14.1250       3,806,687.50
        26922C103          ETEC     Etec Systems Inc                                48,500            29.4375       1,427,718.75
        270018104          EUSA     Eagle USA Airfreight                            79,800            32.5000       2,593,500.00

        281020107          EIX      Edison International                            30,000            22.2500         667,500.00
        28139T101          EDMC     Education Management                            58,000            30.7500       1,783,500.00
        29476L107          EQR      Equity Res Prop                                 76,300            41.2500       3,147,375.00

        302130109          EXPD     Expeditors International                        24,900            54.0000       1,344,600.00
        302290101          XON      Exxon Corporation                               47,600            70.5625       3,358,775.05
        302571104          FPL      FPL Group Inc                                   13,000            53.2500         692,250.00

        307000109          FDO      Family Dollar Stores Inc.                      118,000            23.0000       2,714,000.00
        31410H101           FD      Federated Dept Stores                           38,000            40.1250       1,524,750.50
        320867104          FMBI     First Midwest/Il                                15,500            38.0000         589,000.00

        33763V109          FSR      Firstar Corporation                             23,000            89.5000       2,058,500.00
        337932107           FE      FirstEnergy Corp.                               33,000            27.9375         921,937.88
        349853101          FWRD     Forward Air Corporation                        174,600            13.1250       2,291,625.00

        359081106          FTR      Frontier Insurance Group                        43,300            11.8750         514,187.50
        362320103          GTE      GTE Corp                                        58,500            60.5000       3,539,250.00
        364760108          GPS      Gap, Inc.                                        9,500            67.3125         639,468.80

        369550108           GD      General Dynamics Corp.                          31,500            64.2500       2,023,875.00
        369604103           GE      General Electric Co.                            64,800           110.6250       7,168,500.05
        370442105           GM      General Motors Corp.                             2,800            86.8750         243,250.00

        404132102          HCC      HCC Insurance                                   69,100            19.2500       1,330,175.00
        422806109          HEI      Heico Corporation                               98,100            24.0000       2,354,400.00
        422806208         HEI/A     Heico Corp-A                                    20,000            21.3750         427,500.00

        423328103           HF      Heller Financial                               119,200            23.5000       2,801,200.00
        437076102           HD      Home Depot, Inc.                                28,900            62.2500       1,799,025.00
        440327104          HMN      Horace Mann Education                          103,800            23.1875       2,406,862.50

        441815107           HI      Household International Corp.                   33,900            45.6250       1,546,687.61
        458140100          INTC     Intel Corp                                      32,700           119.1250       3,895,387.56
        459200101          IBM      IBM CORP                                        18,300           177.2500       3,243,675.00

        478160104          JNJ      Johnson & Johnson                               26,900            93.6875       2,520,193.81
        493267108          KEY      KeyCorp                                         19,400            30.3125         588,062.53
        494368103          KMB      Kimberly Clark Corp.                            26,800            47.9375       1,284,725.07

        49446R109          KIM      Kimco Realty                                    31,300            36.8750       1,154,187.50
        521865105          LEA      Lear Corp                                       50,000            42.6875       2,134,375.00
        524651106          LGTO     Legato Systems                                  89,600            51.6250       4,625,600.00

        524908100          LEH      Lehman Brothers Holdings, Inc.                  10,000            59.7500         597,500.00
        532457108          LLY      Lilly (Eli) & Co.                               21,600            84.8750       1,833,300.05
        535678106          LLTC     Linear Technology Corp                          79,400            51.2500       4,069,250.00

        535679104          LIN      Linens N Things                                126,300            45.3750       5,730,862.50
        539830109          LMT      Lockheed Martin Corp.                           25,500            37.6875         961,031.45

Thursday, April 29, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending March 31, 1999                                                                                  04:35 PM

   Name of Reporting Manager:   Mutual of America Capital Management


          CUSIP           Ticker    Issuer                                        Holdings              Price       Market Value
        542312103          LSS      Lone Star Technology                            98,600            12.5000       1,232,500.00
        549463107           LU      Lucent Technologies                             25,700           107.7500       2,769,175.06

        55268B106          WCOM     MCI Worldcom Inc                                36,600            88.5625       3,241,387.70
        552690109          MDU      MDU Resources Group                             16,200            22.1250         358,425.00
        554489104          CLI      Mack-Cali Realty Corp.                          41,100            29.3750       1,207,312.50

        57772K101          MXIM     Maxim Integrated                                68,800            54.1250       3,723,800.00
        577778103          MAY      May Department Stores Company                   19,050            39.1250         745,331.26
        585055106          MDT      Medtronic, Inc.                                 13,500            71.7500         968,625.00

        587118100          SUIT     Men's Wearhouse                                155,400            28.8750       4,487,175.00
        589331107          MRK      Merck & Company                                 46,800            80.1875       3,752,775.11
        589433101          MDP      Meredith Corp                                  101,300            31.4375       3,184,621.36

        592903108          METZ     Metzler Group                                   93,100            31.3750       2,921,012.50
        594918104          MSFT     Microsoft Corp                                  97,800            89.6250       8,765,325.00
        601073109          MIL      Millipore Corp.                                 80,000            24.1250       1,930,001.29

        607059102          MOB      Mobil Corp                                      11,500            88.0000       1,012,000.00
        612085100          MTP      Montana Power                                   16,200            73.5625       1,191,712.50
        617446448          MWD      Morgan Stanley Dean Witter                      17,000            99.9375       1,698,937.57

        620076109          MOT      Motorola, Inc.                                  30,000            73.2500       2,197,500.00
        629568106          NBR      Nabors Industries Inc.                          50,000            18.1875         909,375.00
        635405103          NCC      National City Corp.                             19,300            66.3750       1,281,037.66

        636518102          NATI     National Instruments                           100,000            28.5000       2,850,000.00
        637071101          NOI      National Oilwell                                50,000            11.5625         578,125.00
        640938106          NETA     Network Assoc                                  102,000            30.6875       3,130,125.00

        650111107          NYT      New York Times Company                          30,000            28.5000         855,000.00
        651290108          NFX      Newfield Exploration Company                   100,000            22.6250       2,262,500.00
        65332V103          NXTL     Nextel Communications                           70,500            36.6250       2,582,062.88

        659424105          NFB      North Fork Bancorp                             153,100            21.1250       3,234,237.50
        665815106           NT      Northern Telecom                                42,000            62.1250       2,609,250.20
        670008101          NVLS     Novellus Systems                                60,500            55.1250       3,335,062.50

        670509108          NEV      Nuevo Energy                                    50,000            13.5000         675,000.00
        674812201          OEI      Ocean Energy Inc                               140,400             7.0000         982,800.00
        675232102          OII      Oceaneering International                      120,000            15.1250       1,815,000.00

        681919106          OMC      Omnicom Group, Inc.                             30,100            79.9375       2,406,118.99
        68389X105          ORCL     Oracle Corp                                     53,000            26.3750       1,397,875.11
        686079104           OS      Oregon Steel                                    59,400            10.4375         619,987.50

        68618W100          OFG      Oriental Financial                              67,400            27.9375       1,882,987.50
        693506107          PPG      PPG Industries, Inc.                            18,700            51.2500         958,375.00
        69357H106          PRIA     PRI Automation                                  77,000            21.0000       1,617,000.00

        70321E104          PGNS     Pathogenesis Corp                               55,000            13.3125         732,187.50
        711147108          PHBK     Peoples Energy Corp.                            77,000            18.0000       1,386,000.00
        713448108          PEP      PepsiCo, Inc.                                   89,300            39.1875       3,499,444.00

        716941109          PNU      Pharmacia & Upjohn                              46,300            62.3750       2,887,962.75
        717081103          PFE      Pfizer Inc                                      25,800           138.7500       3,579,750.00
        718507106           P       Phillips Petroleum Company                      35,700            47.2500       1,686,825.00

        719405102          PLAB     Photronics Inc                                  70,000            18.6250       1,303,750.00
        731572103           RL      Polo Ralph Lauren                               85,000            19.8750       1,689,375.00
        742718109           PG      Procter & Gamble Company                        26,900            97.9375       2,634,518.78

        74460D109          PSA      Public Storage                                  43,300            25.0000       1,082,500.00
        74762E102          PWR      Quanta Services                                127,200            25.4375       3,235,650.00
        74912E101          FLC      R&B Falcon Corp                                101,000             8.8125         890,062.50

        767754104          RAD      Rite Aid Corp                                   23,200            25.0000         580,000.00
        780257804           RD      Royal Dutch Petroleum-NYS                       43,200            52.0000       2,246,400.00
        78387G103          SBC      SBC Communications, Inc.                        38,400            47.1250       1,809,600.11

        78440X101          SLG      SL Green Realty                                173,500            18.8125       3,263,968.75
        79377W108          SKS      Saks Inc                                       136,100            26.0000       3,538,600.00

Thursday, April 29, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending March 31, 1999                                                                                  04:35 PM

   Name of Reporting Manager:   Mutual of America Capital Management


          CUSIP                  Ticker    Issuer                                 Holdings              Price       Market Value
        801003104                 SANG     SANGSTAT MEDICAL                        153,900            12.3750       1,904,512.50
        803111103                 SLE      Sara Lee Corp.                          101,900            24.7500       2,522,025.00

        805174109                SAVLY     Saville Systems                         190,000            12.2500       2,327,500.00
        806605101                 SGP      SCHERING-PLOUGH                          31,400            55.3125       1,736,812.52
        806857108                 SLB      Schlumberger, Ltd.                       30,000            60.1875       1,805,625.07

        808513105                 SCH      Schwab (Charles)                          6,600            96.1250         634,425.04
        816850101                 SMTC     Semtech Corp                             29,100            31.8750         927,562.50
        816851109                 SRE      Sempra Energy                            33,000            19.1875         633,187.66

        817492101                 SRNA     Serena Software                         135,000            14.0000       1,890,000.00
        826912107                 SIG      Sigcorp Inc                              12,900            27.3750         353,137.50
        830879102                 SKYW     Skywest Inc                             102,100            28.8750       2,948,137.50

        832110100                 SII      Smith International Inc                  60,000            40.0000       2,400,000.00
        842587107                  SO      Southern Company                         28,300            23.3125         659,743.81
        844741108                 LUV      Southwest Airlines Co.                   21,500            30.2500         650,375.03

        848497103                 SPK      Spieker Properties                       35,700            35.2500       1,258,425.00
        866005101                 SUB      Summit Bancorp                           66,100            39.0000       2,577,900.00
        870756103                 SWFT     Swift Transport                          40,000            25.8750       1,035,000.00

        871399101                 SLVN     Sylvan Learning                          43,000            27.3750       1,177,125.00
        872540109                 TJX      TJX Companies                            25,000            34.0000         850,000.00
        87925R109                 TBFC     Telebanc Financial                       79,600            79.7500       6,348,100.00

        87969R106                 TLTN     Teltrend Inc                             10,000            15.7500         157,500.00
        880770102                 TER      Teradyne Inc                             67,300            54.5625       3,672,056.25
        88162G103                 WATR     Tetra Tech Inc                          332,300            21.0625       6,999,068.75

        881694103                  TX      Texaco Inc                               22,500            56.7500       1,276,875.00
        885535104                 COMS     3Com Corp                                60,500            23.3125       1,410,406.90
        886547108                 TIF      Tiffany & Company                        99,100            74.7500       7,407,725.00

        89151A107                 TRL      Total Renal Care                        160,000            11.0000       1,760,000.00
        895953107                 YUM      Tricon Global Restaurant                 45,000            70.2500       3,161,250.91
        902124106                 TYC      Tyco International Ltd.                  41,100            71.7500       2,948,925.20

        902900109                 USTB     UST Corp                                 71,000            21.8438       1,550,909.80
        902974104                 USL      US Liquids Inc                          100,000            21.5000       2,150,000.00
        90331R101                 UFS      US Foodservice                           85,200            46.5000       3,961,800.00

        90338N103                XPRSA     US XPress Enterprises                    61,600            11.6250         716,100.00
        907818108                 UNP      Union Pacific Corp.                      12,500            53.4375         667,968.91
        909214108                 UIS      Unisys Corp                             336,000            27.6875       9,303,001.79

        911163103                 UNFI     United Natural                          125,100            23.3750       2,924,212.50
        913017109                 UTX      United Tech Corp                          4,600           135.4375         623,012.53
        919260109                 VALN     Vallen Corp                             122,000            17.0000       2,074,000.00

        92343E102                 VRSN     Verisign Inc                             30,000           154.0000       4,620,000.00
        925524308                VIA/B     Viacom Inc                               25,000            83.9375       2,098,437.54
        927460105                 VPI      Vintage Petro                            30,000             9.0000         270,000.00

        931142103                 WMT      Wal-Mart Stores Inc                      44,200            92.1875       4,074,687.53
        934488107                 WLA      Warner-Lambert                           11,000            66.1875         728,062.53
        941053100                 WCNX     Waste Connection                        147,800            23.8750       3,528,725.00

        947074100                 WFT      Weatherford International               151,750            26.1250       3,964,468.75
        949746101                 WFC      Wells Fargo & Co.                        41,300            35.0625       1,448,081.37
        95988E204                 WWCA     Western Wireless                         70,000            36.2500       2,537,500.00

        961840105                WTSLA     Wet Seal Inc                             88,000            36.8750       3,245,000.00
        962166104                  WY      Weyerhaeuser Company                      9,300            55.5000         516,150.00
        969133107                 WLL      Willamette Industries, Inc.              14,600            37.7500         551,150.03

        983919101                 XLNX     Xilinx Inc                              108,000            40.5625       4,380,750.00
        G7805C108                 SDC      Sante Fe International                   65,000            18.6875       1,214,687.50
        Totals for Equities                                                     13,023,148                        464,962,712.53

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

Thursday, April 29, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending March 31, 1999                                                                                  04:35 PM

   Name of Reporting Manager:   Mutual of America Capital Management


          CUSIP                  Ticker    Issuer                                 Holdings              Price       Market Value
        Preferred
        437296205                          Home Ownership Funding Corp              37,500           863.5376      32,382,660.00
        437297203                          Home Ownership II                        12,500           864.2862      10,803,577.50

        Totals for Preferred                                                        50,000                         43,186,237.50

        Grand Total                                                             13,073,148                        508,148,950.03

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